Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
NOTE 7. Debt

On February 18, 2021, the Company executed a credit facility agreement (as amended by the First Amendment to Credit Agreement, dated as of March 1, 2021, the “2021 Credit Facilities”). The 2021 Credit
Facilities include: (i) a $100.0 million secured term loan (the “2021 Secured Term Loan Facility”) and (ii) a $100.0 million senior secured revolving credit facility (the “2021 Secured Revolving Facility”) with a capacity to issue standby letters of credit in certain circumstances up to a maximum of $80.0 million. Subject to specified conditions and receipt of commitments, the 2021 Secured Term Loan Facility may be expanded (or a new term loan facility, revolving credit facility or letter of credit facility added) by up to (i) $50.0 million plus (ii) an additional amount determined in accordance with a formula tied to repayment of certain of the Company’s indebtedness. The proceeds from the 2021 Secured Term Loan Facility were used to refinance an aggregate of $68.6 million of outstanding indebtedness under the prior credit facility and unsecured debt, with the remaining $30.1 million of net proceeds used for working capital and other general corporate purposes. The maturity date of the 2021 Credit Facilities was February 18, 2024 or, following the completion of an IPO, February 18, 2026 with mandated periodic payments. In connection with the refinance of the existing debt, the Company recognized $1.1 million of additional interest expense for the write-off
of the related debt issuance costs. The 2021 Secured Term Loan Facility required, among other things, a mandatory prepayment of $50.0 million if gross proceeds from the IPO exceeded $1.0 billion. On April 26, 2021, the Company repaid $50.0 million of the 2021 Secured Term Loan Facility. The maturity date of the 2021 Credit Facilities was extended to February 18, 2026, with mandatory periodic payments.
As of June 30, 2021, the Company had $50.0 million outstanding under the 2021 Secured Term Loan Facility and availability under the 2021 Secured Revolving Facility was $64.4 million as the Company had outstanding letters of credit totaling $35.6 million, of which $14.0 million was for the Company’s DCE investments. The standby letters of credit are automatically extended without amendment for one-year
periods, unless the Company notifies the institution in advance of the expiration date that the letter will be terminated. No amounts have been drawn on the outstanding letters of credit as of June 30, 2021.
At the Company’s option, borrowings under the 2021 Credit Facilities, as defined in the credit agreement, can be either: (i) LIBO Rate Loans or (ii) Base Rate Loans. LIBO Rate Loans bear interest at a rate equal to the sum of 4.00% (stepping down to 3.50% on and following October 1, 2023) and the higher of (a) LIBO, as defined in the credit agreement, and (b) 0%. Base Rate Loans bear interest at a rate equal to the sum of 3.00% (stepping down to 2.50% on and following October 1, 2023) and the highest of: (a) 0.50% in excess of the overnight federal funds rate, (b) the prime rate established by the administrative agent from time to time, (c) the one-month
LIBO rate (adjusted for maximum reserves) plus 1.00% and (d) 0%. Additionally, the Company pays a commitment fee on the unfunded 2021 Secured Revolving Facility amount of 0.50% (stepping down to 0.375% on and following October 1, 2023). The Company must also pay customary letter of credit fees. As of June 30, 2021, the weighted average effective interest rate on the 2021 Secured Term Loan Facility was 4.46%.
The 2021 Credit Facilities are guaranteed by certain of the Company’s subsidiaries, including those identified as VIEs, and contain customary covenants including, among other things, limitations on restricted payments including: (i) dividends and distributions from restricted subsidiaries, (ii) requirements of minimum financial ratios, and (iii) limitation on additional borrowings based on certain financial ratios. Failure to meet any of these covenants could result in an event of default under the agreement. If an event of default occurs, the lenders could elect to declare all amounts outstanding under the agreement to be immediately due and payable. As of June 30, 2021, the Company was in compliance with all covenants under the 2021 Credit Facilities.

NOTE 10. Debt

Credit Facility
As of December 31, 2020, the Company’s credit facility (the “Credit Facility”) includes a term loan of up to $60.0 million (the “Term Loan”) and a revolver of up to $60.0 million, subject to a $10.0 million limitation on cash holdings and the capacity to issue standby letters of credit in certain circumstances up to a maximum of $40.0 million (the “Revolver”). The Revolver is scheduled to mature on July 1, 2021, and the term loan is scheduled to mature on July 1, 2022. As of December 31, 2020, the Company had $48.6 million outstanding under the Term Loan and availability under the revolver was $
41.5
 million as the Company had outstanding letters of credit totaling $
18.5
 million. The standby letters of credit are automatically extended without amendment for one-year
periods, unless the Company notifies the institution in advance of the expiration date that the letter will be terminated. No amounts have been drawn on the outstanding letters of credit as of December 31, 2020 or 2019.
At the Company’s option, borrowings under the Credit Facility accrue interest at either: (i) the London Interbank Offered Rate (“LIBOR”) plus a margin ranging from 5.50% to 6.00% or (ii) a base rate, as defined in the credit agreement, plus a margin ranging from 4.50% to 5.00%. Additionally, the Company pays a commitment fee on the unfunded revolver amount that ranges from 0.25% to 0.50%, depending on the leverage ratio. The Company must also pay customary letter of credit fees. As of December 31, 2020, the weighted average effective interest rate on the Term Loan was 8.28%.
The borrower on the Credit Facility is agilon health management, inc. (formerly agilon health, inc.), a wholly-owned subsidiary. The Credit Facility is guaranteed by certain of the Company’s subsidiaries, a pledge of the Company’s equity interest in agilon health management, inc., and a pledge of all the assets of agilon health management, inc. (all subject to customary exceptions). Under the terms of the Credit Facility, agilon health management, inc.’s ability to pay dividends or lend to the Company is restricted.
The Term Loan may be subject to mandatory prepayments of the original principal amount. If the consolidated financial results of the Company indicate that it has excess cash flow (as defined in the Credit Facility), the Credit Facility requires that 50% of that excess cash flow be used as a prepayment of the term loan. The lenders have the right to waive the excess cash flow prepayment at their sole option. Outstanding Revolver balances are not subject to mandatory prepayment other than in circumstances arising from other provisions in the credit agreement. The Credit Facility is subject to mandatory prepayments if the outstanding loans and letters of credit exceed either the aggregate commitments or the current borrowing base.
Debt Maturities
The following table summarizes the Company’s stated debt maturities and scheduled principal repayments as of December 31, 2020 (in thousands):

Year	Term Loan	Unsecured Debt	Total
2021	$3,041	$—	$3,041
2022	45,608	—	45,608
2023	—	20,000	20,000

	48,649	20,000	68,649
(Discounts), premiums and (debt costs), net	(745)	(198)	(943)

	$47,904	$19,802	$67,706

The Credit Facility contains customary covenants including, among other things, limitations on restricted payments including: (i) dividends and distributions from restricted subsidiaries, (ii) requirements of minimum financial ratios, and (iii) limitation on additional borrowings based on certain financial ratios. Failure to meet any of these covenants could result in an event of default under the agreement. If an event of default occurs, the lenders could elect to declare all amounts outstanding under the agreement to be immediately due and payable. As of December 31, 2020 and 2019, the Company was in compliance with all covenants under the Credit Facility.
Unsecured Debt
As of December 31, 2020 and 2019, the Company had a $20.0 million unsecured credit agreement with a lender affiliated with CD&R (the “unsecured debt”). The unsecured debt’s interest rate is fixed at 11.50% and matures in December 2023. The loan is guaranteed by a subsidiary of the Company and certain affiliates.
Subsequent Event
s
On February 18, 2021, the Company executed a credit facility agreement (as amended by the First Amendment to Credit Agreement, dated as of March 1, 2021, the “2021 Credit Facilities”). The 2021 Credit Facilities include: (i) a $100.0 million secured term loan (the “2021 Secured Term Loan Facility”) and (ii) a $100.0 million senior secured revolving credit facility (the “2021 Secured Revolving Facility”) with a capacity to issue standby letters of credit in certain circumstances up to a maximum of $80.0 million. Subject to specified conditions and receipt of commitments, the 2021 Secured Term Loan Facility may be expanded (or a new term loan facility, revolving credit facility or letter of credit facility added) by up to (i) $50.0 million plus (ii) an additional amount determined in accordance with a formula tied to repayment of certain of the Company’s indebtedness. The proceeds from the 2021 Secured Term Loan Facility were used to refinance the outstanding indebtedness under the Credit Facility and unsecured debt, with the remaining $30.1 million used for working capital and other general corporate purposes. The maturity date of the 2021 Credit Facilities is February 18, 2024 or, following the consummation of an initial public offering (subject to certain proceeds amounts), February 18, 2026.
At the Company’s option, borrowings under the 2021 Credit Facility, as defined in the credit agreement, can be either: (i) LIBO Rate Loans or (ii) Base Rate Loans. LIBO Rate Loans bear interest at a rate equal to the sum of 4.00% (stepping down to 3.50% on and following October 1, 2023) and the higher of (a) LIBO, as defined in the credit agreement, and (b) 0%. Base Rate Loans bear interest at a rate equal to the sum of 3.00% (stepping down to 2.50% on and following October 1, 2023) and the highest of: (a) 0.50% in excess of the overnight federal funds rate, (b) the prime rate established by the administrative agent from time to time, (c) the one-month
LIBO rate (adjusted for maximum reserves)plus
1.00% and (d) 0
%. Additionally, the Company pays a commitment fee on the unfunded 2021 Secured Revolving Facility amount of 0.50% (stepping down to 0.375% on and following October1, 2023). The Company must also pay customary letter of credit fees.
The 2021 Credit Facilities are guaranteed by certain of the Company’s subsidiaries, including those identified as VIEs, and contain customary covenants including, among other things, limitations on restricted payments including: (i) dividends and distributions from restricted subsidiaries, (ii) requirements of minimum financial ratios, and (iii) limitation on additional borrowings based on certain financial ratios.